Selling, Distribution and Administrative Expenses	6 Months Ended
Jun. 30, 2022
Selling, Distribution and Administrative Expenses [Abstract]
SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES
21.	SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES

	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Staff expense	$2,988,331	$1,248,056
Rental expense	77,999	340,752
Depreciation and amortization expense	1,176,705	235,604
Utilities expense	30,021	81,255
Travelling and entertainment expense	216,633	77,747
Marketing expense	228,054	-
Professional fees	1,262,085	331,522
Repairs and maintenance	26,835	26,226
Employee benefits	228,506	353,358
Other service fees	124,556	153,906
Other expenses**	618,271	423,182
	$6,977,996	$3,271,608

**	Other expenses mainly comprised of office expenses, stamp duties, training costs, transportation of robots, etc.